[logo] PIONEER Investments(R)







                                                 November 8, 2006

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, DC  20549

Re:       Pioneer Pioneer Series Trust II (the "Trust")
          (File Nos. 333-110037)
          CIK No. 0001265389

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus and the statement of additional information relating to the offering of the Trust's Class Y shares prospectus and Class Y shares statement of additional information for the series Pioneer AMT-Free Municipal Fund of the Trust that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 13 to the Trust's registration statement on Form N-1A filed electronically (Accession No. 0001265389-06-000069) on November 6, 2006.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4942.
                                                 Very truly yours,


                                                 /s/ Gary A. Ashjian
                                                     Gary A. Ashjian





cc:  Christopher P. Harvey, Esq.







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."